financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Credit risk
Contract assets	$ 843	$ 867	$ 898	$ 857	$ 879	$ 908
Cost/Gross amount
Credit risk
Contract assets	870		929
Allowance for doubtful accounts
Credit risk
Contract assets	(27)		(31)
The 12-month period ending one year hence
Credit risk
Contract assets	564		595	567
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	583		616
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(19)		(21)
The 12-month period ending two years hence
Credit risk
Contract assets	227		250	236
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	234		259
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(7)		(9)
Thereafter
Credit risk
Contract assets	52		53	$ 54
Thereafter | Cost/Gross amount
Credit risk
Contract assets	53		54
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)		$ (1)